Document And Entity Information	Sep. 03, 2025
Document Information Line Items
Entity Central Index Key	0002070887
Amendment Description	Amendment No. 5
Document Type	S-1/A
Entity Registrant Name	Crown Reserve Acquisition Corp. I
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true